UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Sep. 30, 2022 shares
ADS Lending Arrangement
Share issued but not outstanding	104,251,120